================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: December 31, 2013

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                             ANNUAL REPORT 2013

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


        SHAREHOLDERS' LETTER........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................  9
        PORTFOLIO OF INVESTMENTS.................................... 10
        NOTES TO FINANCIAL STATEMENTS............................... 21
        REPORT OF INDEPENDENT REGISTERED
        PUBLIC ACCOUNTING FIRM...................................... 31
        DIRECTORS AND OFFICERS INFORMATION.......................... 32
        SHAREHOLDER TAX INFORMATION................................. 35
        COMPARISON: FUND VS. INDEX.................................. 36

        DECEMBER 31, 2013                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders:

We are pleased to present this annual report for the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") for the 12 months ended December 31, 2013.

The annual period was dominated by global central banks' unconventional policy measures. As central bank easing and signs of gradual global economic recovery drove positive investor sentiment, risk assets overall performed well, while global interest rates largely rose. Floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index ("LLI")/*/, returned 5.29% during the annual period ended December 31, 2013. The LLI significantly outperformed the broad U.S. fixed income market, as measured by the Barclays U.S. Aggregate Bond Index/**/, which returned -2.02% during the same period.

For the full year 2013, the underlying credit fundamentals of bank loan issuers were good, even as credit quality began to degrade slightly during the second half of the year as a result of some lower-quality first-time issuers entering the market. Interest expense was low relative to earnings for bank loan issuers, and the default rate for bank loans, examined by principal amount, ended the annual period at 1.67%, well below its historical average of 3.5%.+ The majority of new issuance represented refinancing, allowing issuers to reduce their borrowing costs and extend maturities. As a result, at the end of the year, less than $97 billion was scheduled to mature through 2016, suggesting that defaults may remain low for some time to come.

The sector's technicals, or supply and demand factors, were also consistently supportive during the annual period. Bank loan mutual funds reported record net inflows of $62.9 billion in 2013.++ Additionally, as of December 31, 2013, bank loan mutual funds had 82 consecutive weeks of inflows. In addition to retail demand, the market for collateralized loan obligations ("CLOs"), one of the main sources of demand for bank loans, finished the year strongly, as $87.1 billion in new CLOs were issued, well above market forecasts from earlier in 2013 of $70 billion for the year. In terms of quality, as measured by the LLI, CCC-rated loans were the top performers in 2013, returning 10.38%, as compared to 5.89% and 3.80% for bonds rated B and bonds rated BB, respectively.

All industries within the LLI generated positive absolute returns for the annual period as a whole. The strongest performing industries were radio and television; farming/agriculture; and forest products. These industries posted returns for the annual period of 10.76%, 7.82% and 7.14%, respectively. The weakest performing industries were food service; conglomerates; and cable and satellite television; which generated returns of 2.70%, 2.93% and 3.17%, respectively, for the annual period.

Despite bank loans' solid total return in 2013, their valuations remained attractive, in our view, reflecting persistent investor skittishness about holding perceived higher-risk assets. We believe the long-term benefits of diversification and protection from rising interest rates, particularly given still-low absolute yields across most fixed income sectors, further enhanced the sector's relative appeal.

On the following pages, you will find a brief discussion regarding the Fund's annual results. You will also find financial statements and portfolio information for the Fund for the annual period ended December 31, 2013.

        DECEMBER 31, 2013                                          ANNUAL REPORT

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other SunAmerica Funds, we invite you to visit www.safunds.com or call the Shareholder Services Department at 800-858-8850. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer
Wellington Management Company LLP


--------
Past performance is no guarantee of future results.

*The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.

**The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

+Source: S&P Leveraged Commentary & Data.

++Source: Lipper, Inc.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2013 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2013 and held until December 31, 2013.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2013" to estimate the expenses you paid on your account during this period. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended December 31, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2013" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended December 31, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2013" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2013 -- (UNAUDITED) (CONTINUED)


                                            ACTUAL                                           HYPOTHETICAL
                     ---------------------------------------------------- ---------------------------------------------------
                                          ENDING                                           ENDING ACCOUNT
                                       ACCOUNT VALUE     EXPENSES PAID                       VALUE USING      EXPENSES PAID
                        BEGINNING      USING ACTUAL        DURING THE        BEGINNING    A HYPOTHETICAL 5%    DURING THE
                      ACCOUNT VALUE     RETURNS AT      SIX MONTHS ENDED   ACCOUNT VALUE  ASSUMED RETURN AT SIX MONTHS ENDED
                     AT JULY 1, 2013 DECEMBER 31, 2013 DECEMBER 31, 2013* AT JULY 1, 2013 DECEMBER 31, 2013 DECEMBER 31, 2013
                     --------------- ----------------- ------------------ --------------- ----------------- -----------------
Senior Floating
 Rate Fund#
   Class A..........    $1,000.00        $1,028.49           $7.41           $1,000.00        $1,017.90           $7.38
   Class C..........    $1,000.00        $1,026.94           $8.94           $1,000.00        $1,016.38           $8.89


                       EXPENSE
                        RATIO
                        AS OF
                     DECEMBER 31,
                        2013*
                     ------------
Senior Floating
 Rate Fund#
   Class A..........     1.45%
   Class C..........     1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2013 and the "Expense Ratios" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2013

ASSETS:
Investments at value (unaffiliated)*............................................ $446,484,400
Repurchase agreements (cost approximates value).................................    7,885,000
                                                                                 ------------
 Total investments..............................................................  454,369,400
                                                                                 ------------
Receivable for:
 Fund shares sold...............................................................    1,758,081
 Dividends and interest.........................................................    2,655,448
 Investments sold...............................................................   12,157,056
Prepaid expenses and other assets...............................................        6,421
Due from investment adviser for expense reimbursements/fee waivers..............      126,395
                                                                                 ------------
 Total assets...................................................................  471,072,801
                                                                                 ------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................      988,947
 Investments purchased..........................................................   31,466,147
 Investment advisory and management fees........................................      312,204
 Distribution and service maintenance fees......................................      210,343
 Administration fees............................................................       73,460
 Transfer agent fees and expenses...............................................       87,970
 Directors' fees and expenses...................................................        1,170
 Other accrued expenses.........................................................      233,041
Dividends payable...............................................................      342,934
Commitments (Note 11)...........................................................       71,565
                                                                                 ------------
 Total liabilities..............................................................   33,787,781
                                                                                 ------------
   Net Assets................................................................... $437,285,020
                                                                                 ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $    524,470
Additional paid-in capital......................................................  493,023,865
                                                                                 ------------
                                                                                  493,548,335
Accumulated undistributed net investment income (loss)..........................     (239,522)
Accumulated undistributed net realized gain (loss) on investments...............  (56,717,335)
Unrealized appreciation (depreciation) on investments...........................      693,542
                                                                                 ------------
   Net Assets................................................................... $437,285,020
                                                                                 ============
CLASS A:
Net assets...................................................................... $195,308,721
Shares outstanding..............................................................   23,415,719
Net asset value and redemption price per share.................................. $       8.34
Maximum sales charge (3.75% of offering price)..................................         0.32
                                                                                 ------------
Maximum offering price to public................................................ $       8.66
                                                                                 ============
CLASS C:
Net assets...................................................................... $241,976,299
Shares outstanding..............................................................   29,031,309
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $       8.34
                                                                                 ============
*COST
 Investment securities (unaffiliated)........................................... $445,790,858
                                                                                 ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2013

INVESTMENT INCOME:
Interest (unaffiliated)........................................................ $19,087,338
Dividends (unaffiliated).......................................................       6,290
Facility and other fee income (Note 2).........................................   1,983,689
                                                                                -----------
   Total investment income*.................................................... $21,077,317
                                                                                -----------
EXPENSES:
Investment advisory and management fees........................................   3,296,949
Administration fees............................................................     775,753
Distribution and service maintenance fees:
  Class A......................................................................     589,486
  Class C......................................................................   1,645,889
Transfer agent fees and expenses:
  Class A......................................................................     381,439
  Class C......................................................................     495,372
Registration fees:
  Class A......................................................................      36,573
  Class C......................................................................      44,574
Accounting service fees........................................................      68,354
Custodian and accounting fees..................................................     121,393
Reports to shareholders........................................................      67,658
Audit and tax fees.............................................................     101,679
Legal fees.....................................................................      18,374
Directors' fees and expenses...................................................      51,621
Interest expense...............................................................         449
Other expenses.................................................................     107,840
                                                                                -----------
   Total expenses before fee waivers, expense reimbursements...................   7,803,403
   Fees waived and expenses reimbursed by investment adviser (Note 5)..........  (1,520,840)
                                                                                -----------
   Net expenses................................................................   6,282,563
                                                                                -----------
Net investment income (loss)...................................................  14,794,754
                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).........................  (1,295,657)
Change in unrealized appreciation (depreciation) on investments (unaffiliated).   4,909,000
                                                                                -----------
Net realized and unrealized gain (loss) on investments.........................   3,613,343
                                                                                -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................... $18,408,097
                                                                                ===========

*Net of foreign withholding taxes on interest and dividends of................. $     2,313
                                                                                -----------

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR  FOR THE YEAR
                                                                          ENDED         ENDED
                                                                       DECEMBER 31,  DECEMBER 31,
                                                                           2013          2012
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $ 14,794,754  $ 14,632,010
 Net realized gain (loss) on investments (unaffiliated)...............   (1,295,657)   (1,946,487)
 Net unrealized gain (loss) on investments (unaffiliated).............    4,909,000    14,951,108
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........   18,408,097    27,636,631
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (6,706,870)   (6,633,424)
 Net investment income (Class C)......................................   (8,083,805)   (8,232,858)
                                                                       ------------  ------------
Total distributions to shareholders...................................  (14,790,675)  (14,866,282)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................   90,085,199   (28,915,255)
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   93,702,621   (16,144,906)
NET ASSETS:
Beginning of period...................................................  343,582,399   359,727,305
                                                                       ------------  ------------
End of period+........................................................ $437,285,020  $343,582,399
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $   (239,522) $   (242,675)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------  --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
                                                                    -------
12/31/09      $5.14     $0.32      $ 2.72      $3.04      $(0.35)   $     --   $(0.35) $7.83    60.63%  $103,932    1.45%
12/31/10       7.83      0.34        0.46       0.80       (0.36)         --    (0.36)  8.27    10.33    255,026    1.45
12/31/11       8.27      0.36       (0.33)      0.03       (0.34)         --    (0.34)  7.96     0.36    160,949    1.45
12/31/12       7.96      0.36        0.31       0.67       (0.37)         --    (0.37)  8.26     8.51    146,103    1.45
12/31/13       8.26      0.33        0.08       0.41       (0.33)         --    (0.33)  8.34     5.08    195,309    1.45
                                                                    CLASS C
                                                                    -------
12/31/09      $5.14     $0.32      $ 2.69      $3.01      $(0.33)   $     --   $(0.33) $7.82    59.94%  $129,550    1.75%
12/31/10       7.82      0.32        0.45       0.77       (0.33)         --    (0.33)  8.26    10.01    190,839    1.75
12/31/11       8.26      0.33       (0.32)      0.01       (0.32)         --    (0.32)  7.95     0.06    198,778    1.75
12/31/12       7.95      0.34        0.30       0.64       (0.34)         --    (0.34)  8.25     8.20    197,480    1.75
12/31/13       8.25      0.30        0.10       0.40       (0.31)         --    (0.31)  8.34     4.89    241,976    1.75

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------  ------------- ---------


12/31/09        4.94%        74%
12/31/10        4.34         41
12/31/11        4.27         63
12/31/12        4.41         61
12/31/13        3.98         84


12/31/09        4.88%        74%
12/31/10        4.03         41
12/31/11        4.02         63
12/31/12        4.12         61
12/31/13        3.68         84

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (See Note 5):

                      12/31/09 12/31/10 12/31/11 12/31/12 12/31/13
                      -------- -------- -------- -------- --------
             Class A.   0.55%    0.38%    0.33%    0.35%    0.34%
             Class C.   0.66     0.48     0.44     0.44     0.43

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- DECEMBER 31, 2013 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Media.......................................................   8.0%
      Commercial Services & Supplies..............................   5.8
      Oil, Gas & Consumable Fuels.................................   5.5
      Hotels, Restaurants & Leisure...............................   5.3
      Health Care Providers & Services............................   4.0
      Software....................................................   3.9
      Capital Markets.............................................   3.6
      Food Products...............................................   3.6
      Wireless Telecommunication Services.........................   3.4
      Diversified Financial Services..............................   3.4
      IT Services.................................................   3.3
      Communications Equipment....................................   3.2
      Metals & Mining.............................................   3.1
      Machinery...................................................   3.0
      Food & Staples Retailing....................................   3.0
      Registered Investment Companies.............................   2.8
      Chemicals...................................................   2.7
      Pharmaceuticals.............................................   2.6
      Insurance...................................................   2.3
      Diversified Telecommunication Services......................   2.3
      Energy Equipment & Services.................................   2.1
      Industrial Conglomerates....................................   2.0
      Specialty Retail............................................   1.9
      Repurchase Agreements.......................................   1.8
      Semiconductors & Semiconductor Equipment....................   1.7
      Multiline Retail............................................   1.7
      Auto Components.............................................   1.5
      Airlines....................................................   1.4
      Health Care Equipment & Supplies............................   1.2
      Multi Utilities.............................................   1.2
      Industrial Power Producers & Energy Traders.................   1.1
      Aerospace & Defense.........................................   1.0
      Automobiles.................................................   0.9
      Internet Software & Services................................   0.8
      Diversified Consumer Services...............................   0.8
      Gas Utilities...............................................   0.6
      Leisure Equipment & Products................................   0.6
      Household Durables..........................................   0.6
      Construction Materials......................................   0.5
      Professional Services.......................................   0.5
      Pooled Vehicle..............................................   0.5
      Real Estate Investment Trusts...............................   0.4
      Containers & Packaging......................................   0.4
      Health Care Technology......................................   0.4
      Real Estate Management & Development........................   0.4
      Consumer Finance............................................   0.4
      Personal Products...........................................   0.4
      Life Sciences Tools & Services..............................   0.4
      Electronic Equipment, Instruments & Components..............   0.4
      Paper & Forest Products.....................................   0.3
      Road & Rail.................................................   0.3
      Distributors................................................   0.3
      Computers & Peripherals.....................................   0.2
      Electrical Equipment........................................   0.2
      Household Products..........................................   0.1
      Internet & Catalog Retail...................................   0.1
                                                                   -----
                                                                   103.9%
                                                                   =====

      CREDIT QUALITY+#
      BBB.........................................................   0.6%
      BBB-........................................................   2.1
      BB+.........................................................   4.0
      BB..........................................................   7.6
      BB-.........................................................  19.4
      B+..........................................................  28.2
      B...........................................................  21.2
      B-..........................................................   6.9
      CCC+........................................................   4.3
      CCC.........................................................   0.9
      CCC-........................................................   0.8
      Not Rated@..................................................   4.0
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013

                                              RATINGS/(1)/
                                              (UNAUDITED)
                                              ------------
                                                           INTEREST   MATURITY  PRINCIPAL    VALUE
       INDUSTRY DESCRIPTION           TYPE    MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 92.4%
AEROSPACE & DEFENSE -- 1.0%
  DigitalGlobe, Inc................ BTL-B      Ba2    BBB-   3.75%   01/31/2020 $1,895,675 $ 1,904,252
  Hamilton Sundstrand Corp......... BTL         B1     B+    4.00    12/13/2019    804,437     806,069
  Transdigm Group, Inc............. BTL-C      Ba3     B     3.75    02/28/2020  1,997,296   2,005,201
                                                                                           -----------
                                                                                             4,715,522
                                                                                           -----------
AIRLINES -- 1.4%
  American Airlines, Inc........... BTL        Ba2    BB-    3.75    06/27/2019  1,960,150   1,977,914
  Delta Air Lines, Inc............. BTL        Ba1    BB+    3.50    04/20/2017  1,796,382   1,812,459
  Delta Air Lines, Inc............. BTL-B1     Ba1     BB    4.00    10/18/2018  1,108,800   1,115,292
  United Airlines, Inc............. Tranche B  Ba2    BB-    4.00    04/01/2019  1,791,463   1,808,242
                                                                                           -----------
                                                                                             6,713,907
                                                                                           -----------
AUTO COMPONENTS -- 1.5%
  Affinia Group.................... BTL-B2      B2     B     4.75    04/25/2020  1,194,000   1,208,924
  August LuxUK Holding Co.......... 1st Lien    B1     B     5.00    04/27/2018    214,887     217,035
  August LuxUK Holding Co.......... 2nd Lien   Caa1    B-    10.50   04/27/2019    565,000     580,537
  August U.S. Holding Co., Inc..... 1st Lien    B1     B     5.00    04/27/2018    165,302     166,954
  August U.S. Holding Co., Inc..... 2nd Lien   Caa1    B-    10.50   04/27/2019    185,000     190,088
  Federal Mogul Corp............... BTL-B       B1     B     2.11    12/27/2014    800,270     790,211
  Federal Mogul Corp............... BTL-C       B1     B     2.11    12/27/2015    470,953     465,034
  Goodyear Tire & Rubber Co........ 2nd Lien   Ba1     BB    4.75    04/30/2019    500,000     505,782
  TI Group Automotive Systems LLC.. BTL-B       NR     NR    5.50    03/28/2019    605,425     610,155
  Tower International, Inc......... BTL-B       B1     B+    4.75    04/23/2020    781,080     786,694
  UCI International, Inc........... BTL-B      Ba2     B     5.50    07/26/2017  1,182,996   1,189,650
                                                                                           -----------
                                                                                             6,711,064
                                                                                           -----------
AUTOMOBILES -- 0.9%
  Casco Automotive Group, Inc...... BTL         B1     B+    6.25    11/14/2018    990,000     995,569
  Chrysler Group LLC............... BTL-B       NR     NR    4.25    05/24/2017  2,803,125   2,822,388
                                                                                           -----------
                                                                                             3,817,957
                                                                                           -----------
CAPITAL MARKETS -- 3.6%
  AlixPartners LLC................. BTL-B2      B1     B+    5.00    07/10/2020    679,467     684,732
  AlixPartners LLC................. 2nd Lien   Caa1    B+    9.00    07/09/2021    285,000     291,888
  Grosvenor Capital Management LP.. BTL-B       NR     NR    3.75    01/04/2021  2,000,000   2,002,500
  Guggenheim Partners LLC.......... BTL         NR     NR  4.25-5.50 07/22/2020    653,363     660,383
  ISS Holdings A/S................. BTL-B12     NR     NR    3.75    04/30/2018  1,099,475   1,104,629
  Nuveen Investments, Inc.......... 1st Lien    B2     B     4.17    05/13/2017  3,170,000   3,159,812
  Nuveen Investments, Inc.......... 2nd Lien   Caa1   CCC    6.50    02/28/2019  3,800,000   3,767,939
  Walter Investment Management Co.. Tranche B   B2     B+    4.75    12/11/2020  4,102,267   4,124,489
                                                                                           -----------
                                                                                            15,796,372
                                                                                           -----------
CHEMICALS -- 2.7%
  Al Chem & Cy SCA................. BTL-B      Ba3     B+    4.50    10/03/2019    501,152     506,476
  Al Chem & Cy SCA................. BTL-B1     Ba3     B+    4.50    10/03/2019    260,023     262,786
  Al Chem & Cy SCA................. 2nd Lien    B3     B-    8.25    04/03/2020    770,000     795,988
  CeramTec GmbH.................... BTL-B1     Ba3     B     4.25    08/30/2020    509,756     512,942
  CeramTec GmbH.................... BTL-B2     Ba3     B     4.25    08/30/2020     50,194      50,507
  CeramTec GmbH.................... BTL-B3     Ba3     B     4.25    08/30/2020    155,050     156,019
  Chemtura Corp.................... BTL        Ba1    BB+    3.50    08/27/2016  1,430,127   1,437,278
  General Chemical Corp............ BTL         B1     B   5.00-5.75 10/06/2015    579,605     582,503
  Huntsman International LLC(12)... BTL-B1     Ba2    BB+    4.25    10/15/2020    960,000     963,600
  Ineos U.S. Finance LLC........... BTL-B       B1    BB-    4.00    05/04/2018  1,515,493   1,522,241
  MacDermid, Inc................... Tranche B   B1    BB-    4.00    06/07/2020    572,125     576,774
  PQ Corp.......................... 1st Lien    B2     B+    4.50    08/07/2017    628,650     634,446
  Tronox, Inc...................... BTL-B      Ba2    BBB-   4.50    03/19/2020    815,900     827,629
  Univar, Inc...................... BTL-B       B2     B+    5.00    06/30/2017  2,502,620   2,481,506
  U.S. Coatings Acquisition, Inc... BTL-B       B1     B+    4.75    02/01/2020    630,238     635,577
                                                                                           -----------
                                                                                            11,946,272
                                                                                           -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                                           RATINGS/(1)/
                                                           (UNAUDITED)
                                                           ------------
                                                                        INTEREST   MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                  TYPE   MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 5.6%
  ADS Waste Holdings, Inc........................ BTL        B1     B+    4.25%   10/09/2019 $1,509,750 $ 1,520,400
  Aramark Corp................................... BTL-D      B1    BBB-   4.00    09/09/2019    870,000     875,249
  ARG IH Corp.................................... BTL-B      B3     B     5.00    11/15/2020  1,420,000   1,429,319
  ATI Schools(9)(10)(11)(16)..................... BTL-B     Ba3     NR    12.25   12/30/2014  1,184,859      23,697
  ATI Schools(6)(8)(10)(11)(16).................. BTL        NR     NR    13.25   06/30/2012    266,663      24,000
  ATI Schools(6)(8)(10)(11)(16).................. BTL        NR     NR    13.25   06/30/2012     16,473       1,483
  Audio Visual Services Group, Inc............... 1st Lien   B1     B+  6.75-7.75 11/09/2018  1,580,000   1,591,850
  AWAS Aviation Capital, Ltd..................... BTL       Ba2    BBB    3.50    07/16/2018    632,813     634,395
  Brand Energy and Infrastructure Services, Inc.. BTL-B      B1     B     4.75    11/26/2020  4,400,000   4,427,108
  Fly Funding II SARL............................ BTL       Ba3     NR    4.50    08/06/2019  1,482,813   1,496,899
  KAR Auction Services, Inc...................... BTL-B     Ba3    BB-    3.75    05/19/2017  1,383,120   1,391,177
  Pacific Industrial Service, Inc................ 1st Lien   B1     B     5.00    10/02/2018  1,072,313   1,090,073
  Pacific Industrial Service, Inc................ 2nd Lien   B3    CCC+   8.75    04/02/2019  1,000,000   1,025,625
  Peak 10, Inc................................... BTL-B      B2     B     7.25    10/25/2018    628,650     632,776
  Quebecor Media, Inc............................ 1st Lien   B1    BB-    3.25    08/17/2020  2,134,650   2,122,643
  Star West Generation LLC....................... BTL-B     Ba3    BB-    4.25    03/13/2020  1,047,088   1,058,213
  ValleyCrest Cos................................ 1st Lien   B3     B     5.50    06/13/2019  1,314,843   1,317,719
  WCA Waste Systems, Inc......................... BTL        B1     B+    4.00    03/23/2018  1,675,163   1,680,397
  West Corp...................................... BTL-B8    Ba3     BB    3.75    06/30/2018  2,101,835   2,113,654
                                                                                                        -----------
                                                                                                         24,456,677
                                                                                                        -----------
COMMUNICATIONS EQUIPMENT -- 3.0%
  Alcatel-Lucent SA.............................. BTL-C      B1     B+    5.75    01/30/2019  8,236,968   8,294,454
  ARRIS Group, Inc............................... BTL-B     Ba3    BB-    3.50    04/17/2020  1,417,059   1,414,402
  Sorenson Communications, Inc................... BTL-C      B2     B-    9.50    10/31/2014  2,197,081   2,233,814
  Telesat Holdings, Inc.......................... BTL-B     Ba3     BB    3.50    03/28/2019    994,238     999,624
                                                                                                        -----------
                                                                                                         12,942,294
                                                                                                        -----------
COMPUTERS & PERIPHERALS -- 0.2%
  CDW Corp....................................... BTL       Ba3    BB-    3.25    04/29/2020    887,027     885,420
                                                                                                        -----------
CONSTRUCTION MATERIALS -- 0.5%
  Quikrete Companies, Inc........................ 2nd Lien   B1     B+    4.00    09/26/2020  1,610,963   1,621,527
  Quikrete Companies, Inc........................ 1st Lien   B3     B-    7.00    03/26/2021    640,000     656,800
                                                                                                        -----------
                                                                                                          2,278,327
                                                                                                        -----------
CONSUMER FINANCE -- 0.4%
  Ocwen Financial Corp........................... BTL        B1     B+    5.00    02/15/2018  1,746,800   1,769,290
                                                                                                        -----------
CONTAINERS & PACKAGING -- 0.3%
  Ardagh Packaging Finance PLC................... BTL-B     Ba3     B+    4.25    12/17/2019    710,000     715,325
  TricorBraun, Inc............................... BTL-B      B1     B+    4.00    05/03/2018    523,073     525,470
                                                                                                        -----------
                                                                                                          1,240,795
                                                                                                        -----------
DISTRIBUTORS -- 0.3%
  ABC Supply Co., Inc............................ BTL-B      B1    BB+    3.50    04/16/2020  1,351,613   1,356,153
                                                                                                        -----------
DIVERSIFIED CONSUMER SERVICES -- 0.8%
  Bright Horizons Family Solutions, Inc.......... BTL-B      B1     B+    4.00    01/30/2020  1,148,400   1,156,116
  ServiceMaster Co............................... BTL        B1     B     4.42    01/31/2017  1,072,278   1,063,566
  Weight Watchers International, Inc............. BTL-F     Ba2     BB    3.75    04/02/2020  1,220,775   1,093,103
                                                                                                        -----------
                                                                                                          3,312,785
                                                                                                        -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.4%
  BLB Management Services, Inc................... BTL-B      B1    BB-    5.25    11/10/2018    600,463     608,719
  ION Trading Technologies, Ltd.................. 1st Lien   B2     B+    4.50    05/22/2020  1,019,875   1,029,118
  ION Trading Technologies, Ltd.................. 2nd Lien  Caa2   CCC+   8.25    05/22/2021    950,000     964,844
  Ipreo Holdings LLC............................. BTL-2      NR    BB-    6.50    08/05/2017  1,146,338   1,153,503
  Ipreo Holdings LLC............................. BTL-3      B1    BB-    5.00    08/07/2017    742,293     753,427
  LPL Holdings, Inc.............................. BTL-B     Ba2    BB-    3.25    03/29/2019  2,004,033   2,006,538
  Opal Acquisition, Inc.......................... BTL-B      B1     B     5.00    11/27/2020  2,785,000   2,790,801
  Santander Asset Management..................... BTL       Ba2     BB    4.25    12/17/2020  3,195,000   3,208,314

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                                                  RATINGS/(1)/
                                                                  (UNAUDITED)
                                                                  ------------
                                                                               INTEREST  MATURITY  PRINCIPAL    VALUE
                 INDUSTRY DESCRIPTION                     TYPE    MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  TransUnion LLC....................................... BTL        Ba2    BB-   4.25%   02/08/2019 $  804,112 $   809,941
  Visant Corp.......................................... BTL         B1     B+    5.25   12/22/2016  1,346,665   1,331,936
                                                                                                              -----------
                                                                                                               14,657,141
                                                                                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
  Altice Financing SA.................................. BTL         B1    BB-    5.50   07/15/2019  2,965,000   2,987,238
  Level 3 Financing, Inc............................... Tranche B  Ba3    BB-    4.00   08/01/2019  1,425,000   1,435,509
  Level 3 Financing, Inc............................... BTL-B2     Ba3    BB-    4.00   01/15/2020  1,226,000   1,236,421
                                                                                                              -----------
                                                                                                                5,659,168
                                                                                                              -----------
ELECTRICAL EQUIPMENT -- 0.2%
  WireCo WorldGroup, Inc............................... BTL-B      Ba2     B+    6.00   02/15/2017    671,500     677,795
                                                                                                              -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.4%
  Minimax GmbH & Co. KG................................ BTL-B       B2     B     4.50   08/14/2020  1,547,225   1,560,763
                                                                                                              -----------
ENERGY EQUIPMENT & SERVICES -- 1.9%
  EMG Utica LLC........................................ BTL         B2     B     4.75   03/27/2020    690,000     693,450
  Pacific Drilling SA.................................. BTL-B       B1     B+    4.50   06/04/2018    830,825     840,864
  Pinnacle Holdco SARL................................. BTL         B1     B+    4.75   07/24/2019  1,654,104   1,656,172
  Pinnacle Holdco SARL................................. 2nd Lien   Caa1   CCC+  10.50   07/24/2020    786,000     795,497
  Shelf Drilling International Holdings, Ltd........... BTL        Ba1    BB-    6.25   05/31/2018  2,970,000   2,984,850
  Shelf Drilling Midco, Ltd............................ BTL         B2     B-   10.00   10/08/2018  1,240,000   1,261,700
                                                                                                              -----------
                                                                                                                8,232,533
                                                                                                              -----------
FOOD & STAPLES RETAILING -- 3.0%
  AdvancePierre Foods, Inc............................. BTL-B1      B1     B     5.75   07/10/2017  1,425,600   1,410,453
  BJ's Wholesale Club, Inc............................. 1st Lien    B3     B-    4.50   09/26/2019  2,801,834   2,822,599
  Rite Aid Corp........................................ BTL-B6      B1    BB-    4.00   02/21/2020  1,121,525   1,129,002
  Rite Aid Corp........................................ BTL         B3     B     4.88   06/21/2021  2,230,000   2,268,095
  Rite Aid Corp........................................ 2nd Lien    B3     B     5.75   08/21/2020  1,055,000   1,085,991
  Sprouts Farmers Market LLC........................... BTL-B       B1     B+    4.00   04/23/2020    766,382     769,256
  Supervalu, Inc....................................... BTL-B       B1     B+    5.00   03/21/2019  1,236,441   1,250,608
  U.S. Foodservice..................................... BTL         B2     B-    4.50   03/29/2019  2,214,873   2,235,037
                                                                                                              -----------
                                                                                                               12,971,041
                                                                                                              -----------
FOOD PRODUCTS -- 3.6%
  Brickman Group Holdings, Inc......................... 1st Lien    B1     NR    4.00   12/18/2020    815,000     819,075
  Brickman Group Holdings, Inc......................... 2nd Lien   Caa1    NR    7.50   12/17/2021  1,340,000   1,373,082
  Del Monte Foods Co.(12).............................. BTL         B2     B+    4.25   11/06/2020  2,595,000   2,609,057
  Dole Food Co., Inc................................... BTL         B2     B-    4.50   11/01/2018  1,065,000   1,070,991
  H.J. Heinz Co........................................ BTL-B2     Ba2     BB    3.50   06/05/2020  2,290,981   2,311,408
  Hostess Brands, Inc.................................. BTL-B       NR     B-    6.75   04/09/2020  1,095,000   1,136,063
  JBS USA LLC.......................................... BTL-B      Ba2     BB    3.75   09/18/2020  1,042,388   1,041,085
  Michael Foods, Inc................................... BTL-B      Ba3     B+    4.25   02/25/2018  1,871,095   1,886,297
  Pinnacle Foods Group, Inc............................ BTL-B      Ba3    BB-    3.25   04/29/2020  2,032,884   2,033,790
  Pinnacle Operating Corp.............................. BTL-B2      B1     B     4.75   11/15/2018  1,422,054   1,430,942
                                                                                                              -----------
                                                                                                               15,711,790
                                                                                                              -----------
GAS UTILITIES -- 0.3%
  EP Energy LLC........................................ BTL-B3     Ba3     B+    3.50   05/24/2018    670,000     671,017
  NGPL PipeCo LLC...................................... BTL-B       B2     B-    6.75   09/15/2017    672,302     628,813
                                                                                                              -----------
                                                                                                                1,299,830
                                                                                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
  Biomet, Inc.......................................... BTL-B2      B1    BB-    3.75   07/25/2017    972,183     981,142
  Catalent Pharma Solutions, Inc....................... BTL        Ba3    BB-    3.67   09/15/2016  1,870,550   1,881,852
  Catalent Pharma Solutions, Inc....................... BTL        Caa1    B     6.50   12/29/2017    720,000     730,800
  Immucor, Inc......................................... BTL-B2      B1    BB-    5.00   08/17/2018  1,845,454   1,857,758
                                                                                                              -----------
                                                                                                                5,451,552
                                                                                                              -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                                                  RATINGS/(1)/
                                                                  (UNAUDITED)
                                                                  ------------
                                                                               INTEREST   MATURITY  PRINCIPAL    VALUE
               INDUSTRY DESCRIPTION                      TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.2%
  American Renal Holdings, Inc...................... 1st Lien      Ba3     B     4.50%   09/22/2019 $2,109,063 $ 2,118,290
  American Renal Holdings, Inc...................... 2nd Lien      Caa1   CCC+   8.50    02/14/2020  1,555,000   1,560,831
  DaVita, Inc....................................... BTL-B2        Ba2    BB-    4.00    11/01/2019  1,212,750   1,222,604
  DaVita, Inc....................................... BTL-B         Ba2    BB-    4.50    10/20/2016  1,692,650   1,707,197
  Multiplan, Inc.................................... BTL           Ba2     B+    4.00    08/26/2017  1,960,276   1,977,224
  Sheridan Holdings, Inc............................ 1st Lien       B1     B     4.50    06/29/2018  1,614,604   1,626,461
  Sheridan Holdings, Inc............................ Delayed Draw   B1     B     4.50    06/29/2018    395,000     395,000
  Sheridan Holdings, Inc............................ 2nd Lien      Caa1   CCC+   8.25    12/13/2021  1,220,000   1,241,350
  U.S. Renal Care, Inc.............................. 1st Lien       NR     B     4.25    07/03/2019  1,039,295   1,056,184
  U.S. Renal Care, Inc.............................. BTL            B3    CCC+   8.50    07/03/2020    435,000     442,069
  U.S. Renal Care, Inc.............................. 2nd Lien       B3    CCC+   10.25   12/27/2019    666,000     680,985
                                                                                                               -----------
                                                                                                                14,028,195
                                                                                                               -----------
HEALTH CARE TECHNOLOGY -- 0.4%
  IMS Health, Inc................................... BTL-B         Ba3    BB-    3.75    09/01/2017  1,803,775   1,813,695
                                                                                                               -----------
HOTELS, RESTAURANTS & LEISURE -- 5.3%
  24 Hour Fitness Worldwide, Inc.................... BTL-B         Ba3     B+    5.25    04/22/2016  1,553,792   1,572,567
  Bally Technologies, Inc........................... BTL-B         Ba3     BB    4.25    11/25/2020  1,541,138   1,553,967
  Caesars Entertainment Operating Co., Inc.......... BTL-B2         B3     B-    4.49    01/28/2018  3,193,554   3,015,248
  California Pizza Kitchen, Inc..................... BTL            B2     B   5.25-6.50 03/29/2018  1,488,750   1,460,215
  CityCenter Holdings LLC........................... BTL-B          B3     B+    5.00    10/16/2020  2,625,000   2,668,349
  DineEquity, Inc................................... BTL-B         Ba2    BB-    3.75    10/19/2017  1,120,210   1,126,707
  Four Seasons Holdings, Inc........................ 1st Lien       NR     NR    3.50    06/27/2020    768,075     771,435
  Four Seasons Holdings, Inc........................ 2nd Lien      Caa1    B-    6.25    12/24/2020    835,000     857,963
  Hilton Worldwide Finance LLC...................... BTL-B2        Ba3     BB    3.75    10/26/2020  3,765,789   3,800,310
  MGM Resorts International......................... BTL-B         Ba2     BB    3.50    12/20/2019  1,011,184   1,011,921
  Station Casinos, Inc.............................. BTL-B          B1     B     5.00    03/02/2020  2,798,850   2,834,272
  Town Sports International Holdings, Inc........... BTL           Ba3     B+    4.50    11/15/2020  2,380,000   2,400,082
                                                                                                               -----------
                                                                                                                23,073,036
                                                                                                               -----------
HOUSEHOLD DURABLES -- 0.6%
  Apex Tool Group LLC............................... BTL-B          B1     B     4.50    02/01/2020    600,463     604,704
  Tempur-Pedic International, Inc................... BTL-B         Ba3     BB    3.50    03/18/2020    762,676     763,550
  Wilsonart International Holdings LLC.............. BTL            B2     B+    4.00    10/31/2019  1,089,000   1,082,058
                                                                                                               -----------
                                                                                                                 2,450,312
                                                                                                               -----------
HOUSEHOLD PRODUCTS -- 0.1%
  Reynolds Group Holdings, Inc...................... Tranch E       B1     B+    4.00    12/01/2018    467,912     472,591
                                                                                                               -----------
INDUSTRIAL CONGLOMERATES -- 2.0%
  American Rock Salt Co. LLC........................ BTL-B          NR     NR    4.75    04/25/2017  3,861,875   3,885,046
  Filtration Group Corp............................. 1st Lien       B1     B+    4.50    11/21/2020    655,000     662,369
  Filtration Group Corp............................. 2nd Lien      Caa1    B-    8.25    11/22/2021    790,000     807,775
  Sequa Corp........................................ BTL-B          B2     B     5.25    06/19/2017    868,226     850,319
  UTEX Industries, Inc.............................. 1st Lien       B2     B     4.50    04/10/2020    542,275     545,213
  UTEX Industries, Inc.............................. 2nd Lien      Caa2   CCC+   8.75    04/10/2021  2,000,000   2,050,000
                                                                                                               -----------
                                                                                                                 8,800,722
                                                                                                               -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 1.1%
  Calpine Corp...................................... BTL-B          B1    BB-    4.00    04/01/2018  1,060,013   1,068,957
  Calpine Corp...................................... BTL            B1    BB-    4.00    10/09/2019  1,526,675   1,539,504
  Dynegy Holdings, Inc.............................. BTL-B2         B1    BB-    4.00    04/23/2020    768,446     774,050
  EFS Cogen Holdings I LLC.......................... BTL-B         Ba1    BB+    5.00    12/17/2020  1,015,000   1,022,613
  LS Power Funding Corp............................. BTL           Ba2    BB+    5.50    06/28/2019    386,669     390,697
                                                                                                               -----------
                                                                                                                 4,795,821
                                                                                                               -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                                     RATINGS/(1)/
                                                     (UNAUDITED)
                                                     ------------
                                                                   INTEREST   MATURITY  PRINCIPAL    VALUE
           INDUSTRY DESCRIPTION               TYPE   MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------------
INSURANCE -- 2.3%
  Asurion Corp............................. 1st Lien  Ba2     B+    4.50%    05/24/2019 $3,528,750 $ 3,531,594
  Asurion Corp............................. BTL        B2     B-    11.00    09/02/2019    550,000     569,250
  Compass Investments, Inc................. BTL        B1     B      5.00    12/27/2019  1,029,620   1,035,411
  Cooper, Gay, Swett & Crawford, Ltd....... 1st Lien   B2     B      5.00    04/16/2020    905,450     885,077
  Cooper, Gay, Swett & Crawford, Ltd....... 2nd Lien  Caa2   CCC+    8.25    10/16/2020  1,430,000   1,337,050
  Hub International, Ltd................... BTL        B1     B      4.75    10/02/2020  1,576,050   1,600,019
  National Financial Partners Corp......... BTL-B      B2     B+     5.25    06/24/2020  1,074,600   1,089,376
                                                                                                   -----------
                                                                                                    10,047,777
                                                                                                   -----------
INTERNET & CATALOG RETAIL -- 0.1%
  Acosta, Inc.............................. BTL        B1     B+     4.25    03/03/2018    442,778     446,306
                                                                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.7%
  Web.com Group, Inc....................... BTL-B     Ba3     B+     4.50    10/27/2017    510,480     516,648
  Zayo Group LLC........................... BTL-B      B1     B      4.00    07/02/2019  2,453,779   2,459,037
                                                                                                   -----------
                                                                                                     2,975,685
                                                                                                   -----------
IT SERVICES -- 2.9%
  Ceridian Corp............................ BTL        B1     B-     4.41    05/09/2017  1,071,392   1,077,642
  Evertec, Inc............................. BTL-B      B1    BB-     3.50    04/17/2020    606,950     591,963
  First Data Corp.......................... BTL-B      B1     B+     4.16    03/23/2018  6,218,681   6,233,842
  First Data Corp.......................... BTL-1      B1     B+     4.16    09/24/2018  2,170,000   2,175,575
  MoneyGram International, Inc............. BTL-B      B1    BB-     4.25    03/27/2020  2,257,938   2,282,619
  TransFirst Holdings, Inc................. 2nd Lien  Caa1   CCC+   11.00    06/27/2018    250,000     253,438
                                                                                                   -----------
                                                                                                    12,615,079
                                                                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
  SRAM LLC................................. BTL-B      B1    BB-  4.00-5.25  04/10/2020  2,613,298   2,613,298
                                                                                                   -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
  Pharmaceutical Product Development, Inc.. BTL-B     Ba3     B+     4.00    12/05/2018  1,681,861   1,696,872
                                                                                                   -----------
MACHINERY -- 3.0%
  Alliance Laundry Systems LLC............. BTL        B2     B   4.25-5.25  12/10/2018    521,266     524,850
  Gardner Denver, Inc...................... BTL        B1     B      4.25    07/30/2020  1,361,588   1,365,842
  Harbor Freight Tools USA, Inc............ BTL-B      B1     B+     4.75    07/26/2019  1,028,379   1,042,385
  Navistar International Corp.............. BTL-B     Ba3     B      5.75    08/17/2017    645,188     656,277
  Paladin Brands Holding, Inc.............. BTL        B2     B+     6.75    08/16/2019  1,975,000   1,960,188
  Pro Mach, Inc............................ BTL-B      B2     B+     4.75    07/06/2017  1,503,018   1,511,473
  Rexnord Corp............................. BTL-B      B2     B+  4.00-5.25  08/21/2020  5,939,012   5,960,025
                                                                                                   -----------
                                                                                                    13,021,040
                                                                                                   -----------
MEDIA -- 7.5%
  Advantage Sales & Marketing LLC.......... BTL        B1     B+     4.25    12/18/2017  1,140,000   1,145,344
  Charter Communications Operating LLC..... BTL-E     Baa3   BB+     3.00    07/01/2020  1,480,056   1,469,187
  Delta 2 (Lux) SARL....................... BTL-B      B1     B+     4.50    04/30/2019  2,456,500   2,483,917
  Getty Images, Inc........................ BTL-B      B2     B      4.75    10/18/2019  2,890,825   2,704,127
  Hicks Sports Group+(7)(8)................ BTL-B      NR     NR     6.75    12/22/2011  1,101,919     190,081
  Hoyts Cinemas Group...................... 1st Lien   B1     B+     4.00    05/30/2020    422,875     424,329
  Hoyts Cinemas Group...................... 2nd Lien   B3    CCC+    8.25    11/20/2020    450,000     457,313
  Interactive Data Corp.................... BTL-B2    Ba3    BB-     3.75    02/11/2018  2,229,521   2,235,792
  ION Media Networks, Inc.................. BTL        B1     B+     5.00    12/18/2020  1,880,000   1,894,100
  LIN Television Corp...................... BTL-B     Ba2    BB+     4.00    12/21/2018    715,414     720,332
  Media General, Inc....................... BTL-B      B1    BB-     4.25    07/31/2020    970,000     980,907
  Mediacom LLC............................. BTL-E     Ba3    BB-     4.50    10/23/2017    898,325     900,211
  Nine Entertainment Group, Ltd............ BTL-A     Ba2    BB-     3.25    02/05/2020  1,588,000   1,586,015
  Salem Communications Corp................ BTL-B      B2     B      4.50    03/16/2020    883,458     890,084
  The Weather Channel...................... 2nd Lien   B3    CCC+    7.00    06/26/2020    270,000     278,100
  Tribune Co............................... BTL       Ba3    BB+     4.00    12/27/2020  5,390,000   5,373,717
  Truven Health Analytics, Inc............. BTL-B      NR     B+     4.50    06/06/2019    310,293     311,115
  Univision Communications, Inc............ BTL-C1     B2     B+     4.50    03/01/2020    644,923     649,415

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                                            RATINGS/(1)/
                                                            (UNAUDITED)
                                                            ------------
                                                                         INTEREST   MATURITY  PRINCIPAL    VALUE
            INDUSTRY DESCRIPTION                   TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
  Univision Communications, Inc............... BTL-C2         B2     B+    4.50%   03/01/2020 $6,053,003 $ 6,098,401
  WideOpenWest Finance LLC.................... BTL-B          B1     B     4.75    04/01/2019    921,028     926,732
  WMG Acquisition Corp........................ BTL           Ba3    BB-    3.75    07/01/2020    998,498   1,001,306
                                                                                                         -----------
                                                                                                          32,720,525
                                                                                                         -----------
METALS & MINING -- 3.1%
  Ameriforge Group, Inc....................... BTL            B1     B+    5.00    12/19/2019  1,761,922   1,775,871
  Crosby Worldwide, Ltd....................... 1st Lien       B1     B     4.00    11/18/2020  4,520,000   4,538,835
  Doncasters U.S. Finance LLC................. BTL-B          B2     B     5.50    04/05/2020  1,622,738   1,646,572
  Fortescue Metals Group, Ltd................. BTL           Baa3   BBB-   4.25    06/30/2019  4,230,846   4,295,189
  Novelis, Inc................................ BTL-B         Ba2    BB-    3.75    03/10/2017  1,145,974   1,152,414
                                                                                                         -----------
                                                                                                          13,408,881
                                                                                                         -----------
MULTI UTILITIES -- 1.2%
  La Frontera Generation LLC.................. BTL-B          B1    BB-    4.50    09/30/2020  1,784,189   1,805,935
  Texas Competitive Electric Holdings Co. LLC. BTL           Caa3   CCC- 4.67-4.74 10/10/2017  5,174,956   3,574,601
                                                                                                         -----------
                                                                                                           5,380,536
                                                                                                         -----------
MULTILINE RETAIL -- 1.7%
  99 Cents Only Store......................... BTL-B          B2     B+    4.50    01/11/2019  1,191,718   1,203,629
  JC Penny Corp, Inc.......................... BTL            B2     B-    6.00    05/21/2018  3,467,575   3,392,925
  Neiman Marcus Group, Inc.................... BTL-B          B2     B     5.00    10/25/2020  2,675,000   2,712,498
                                                                                                         -----------
                                                                                                           7,309,052
                                                                                                         -----------
OIL, GAS & CONSUMABLE FUELS -- 4.4%
  Arch Coal, Inc.............................. BTL            B1     B+    6.25    05/16/2018  3,518,517   3,477,175
  Energy Transfer Equity LP................... BTL-B         Ba2     BB    3.25    12/02/2019    976,500     974,821
  Fieldwood Energy LLC........................ 1st Lien      Ba2    BB-    3.88    09/30/2018  1,371,563   1,383,849
  Philadelphia Energy Solutions LLC........... BTL-B          B1    BB-    6.25    04/04/2018    947,838     838,836
  Power Buyer LLC............................. BTL            B2     B     4.25    05/06/2020  1,008,267     999,948
  Power Buyer LLC(15)......................... Delayed Draw   B2     B     4.25    05/06/2020    126,667     125,558
  Power Buyer LLC............................. 2nd Lien      Caa2   CCC+   8.25    11/06/2020  1,670,000   1,647,038
  Samson Investment Co........................ 2nd Lien       B1     B-    5.00    09/25/2018  1,500,000   1,507,500
  Sandy Creek Energy Associates............... BTL-B         Ba3    BB-    5.00    11/08/2020  3,375,000   3,383,438
  Templar Energy LLC.......................... 2nd Lien       B3     B-    8.00    11/25/2020  1,825,000   1,835,266
  Western Refining LP......................... BTL-B          B1    BB-    4.25    11/12/2020  3,180,000   3,215,114
                                                                                                         -----------
                                                                                                          19,388,543
                                                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.3%
  Exopack LLC................................. BTL            B1     B     5.25    05/08/2019  1,405,000   1,432,222
                                                                                                         -----------
PERSONAL PRODUCTS -- 0.4%
  Revlon, Inc................................. BTL-B         Ba2     B+    4.00    11/20/2017  1,699,200   1,714,333
                                                                                                         -----------
PHARMACEUTICALS -- 2.5%
  Alkermes, Inc............................... BTL-B         Ba3    BB+    3.50    09/18/2019  1,505,938   1,513,467
  Capsugel Healthcare, Ltd.................... BTL-B         Ba3     B+    3.50    08/01/2018  1,544,296   1,548,640
  PRA Holdings, Inc........................... 1st Lien       B1     B     5.00    09/23/2020  2,428,913   2,440,795
  Salix Pharmaceuticals, Ltd.................. BTL           Ba1     BB    4.25    01/02/2020  2,795,000   2,825,278
  Valeant Pharmaceuticals International, Inc.. BTL-E         Ba1     BB    4.50    08/05/2020  2,406,813   2,425,617
                                                                                                         -----------
                                                                                                          10,753,797
                                                                                                         -----------
POOLED VEHICLE -- 0.5%
  Bombardier Recreational Products, Inc....... 1st Lien       B1     B+    4.00    01/30/2019  1,961,143   1,970,541
                                                                                                         -----------
PROFESSIONAL SERVICES -- 0.5%
  Nexeo Solutions LLC......................... BTL-B1         B2     B     5.00    09/08/2017  1,495,114   1,498,852
  Nexeo Solutions LLC......................... BTL-B2         B2     B     5.00    09/08/2017    656,688     657,508
                                                                                                         -----------
                                                                                                           2,156,360
                                                                                                         -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                                                      RATINGS/(1)/
                                                                      (UNAUDITED)
                                                                      ------------
                                                                                    INTEREST   MATURITY  PRINCIPAL     VALUE
              INDUSTRY DESCRIPTION                       TYPE         MOODY'S S&P     RATE    DATE/(2)/   AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Capital Automotive LP.......................... BTL-B                Ba2    BB-    4.00%    04/10/2019 $  763,196 $    769,993
  Capital Automotive LP.......................... 2nd Lien              B1     B-     6.00    04/30/2020  1,090,000    1,128,150
                                                                                                                    ------------
                                                                                                                       1,898,143
                                                                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
  Realogy Corp................................... CLTL                  NR    BB-     4.45    10/10/2016    186,337      186,337
  Realogy Corp................................... BTL                  Ba3    BB-     4.50    03/05/2020  1,584,619    1,603,189
                                                                                                                    ------------
                                                                                                                       1,789,526
                                                                                                                    ------------
ROAD & RAIL -- 0.3%
  Swift Transportation Co., Inc.................. BTL-B                Ba2     NR     4.00    12/21/2017  1,391,202    1,402,679
                                                                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
  Freescale Semiconductor, Inc................... BTL-B4                B1     B      5.00    03/01/2020  5,392,126    5,458,967
  Microsemi Corp................................. BTL-B                 NR    BB+     3.75    02/19/2020  1,074,109    1,080,822
                                                                                                                    ------------
                                                                                                                       6,539,789
                                                                                                                    ------------
SOFTWARE -- 3.9%
  Activision Blizzard, Inc....................... BTL-B                Baa3   BBB     3.25    10/12/2020  1,995,000    2,010,489
  Attachmate Corp................................ BTL                   B1    BB-     7.25    11/22/2017    647,671      659,680
  Eagle Parent, Inc.............................. BTL-B                Ba3     B+     4.50    05/16/2018  2,742,128    2,760,553
  Hyland Software, Inc........................... BTL                   B2     B      5.50    10/25/2019  1,816,650    1,827,550
  Infor (US), Inc................................ BTL-B3               Ba3     B+     3.75    06/03/2020    209,472      209,184
  Kronos, Inc.................................... BTL-C                 B1     B      4.50    10/30/2019  3,202,600    3,233,290
  Kronos, Inc.................................... 2nd Lien             Caa2   CCC+    9.75    04/30/2020  2,410,000    2,502,383
  Lawson Software, Inc........................... BTL-B                Ba3     B+     5.25    04/05/2018    984,139      985,164
  Magic Newco LLC................................ BTL                   B1     B+     5.00    12/12/2018  2,114,802    2,133,307
  RedPrairie Corp................................ 1st Lien              NR     B+     6.00    12/21/2018    754,300      759,957
                                                                                                                    ------------
                                                                                                                      17,081,557
                                                                                                                    ------------
SPECIALTY RETAIL -- 1.7%
  J Crew Operating Corp.......................... BTL-B1               Ba3     B      4.00    03/07/2018  1,798,863    1,811,780
  Michaels Stores, Inc........................... BTL-B2               Ba3    BB-     3.75    01/28/2020  1,564,125    1,572,553
  Party City Holdings, Inc....................... BTL                   B2     B   4.25-5.50  07/29/2019  2,554,547    2,568,277
  Serta Simmons Holdings LLC..................... BTL-B                 B1     B+     4.25    10/01/2019  1,468,943    1,479,954
                                                                                                                    ------------
                                                                                                                       7,432,564
                                                                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.9%
  Cricket Communications, Inc.................... BTL                  Ba3     B+     4.75    10/10/2019    490,050      492,296
  Cricket Communications, Inc.................... BTL-C                Ba3     B+     4.75    03/08/2020  1,577,075    1,582,707
  Crown Castle International Corp................ BTL-B                Ba2    BBB-    3.25    01/31/2019    989,899      992,149
  Intelsat Jackson Holdings, Ltd................. BTL-B2               Ba3     BB     3.75    06/30/2019  1,915,416    1,934,570
  LTS Buyer LLC.................................. 1st Lien              B1     B      4.50    04/11/2020    791,025      796,793
  LTS Buyer LLC.................................. 2nd Lien             Caa1   CCC+    8.00    04/12/2021    430,000      434,031
  Syniverse Technologies, Inc.................... BTL-B                 B1    BB-     4.00    04/23/2019  2,203,761    2,208,352
                                                                                                                    ------------
                                                                                                                       8,440,898
                                                                                                                    ------------
  TOTAL LOANS (cost $402,272,591)................                                                                    403,834,823
                                                                                                                    ------------
U.S. CORPORATE BONDS & NOTES -- 4.4%
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
  Ladder Capital Finance Holdings LLP............ Senior Notes         Ba3     B+     7.38    10/01/2017    840,000      882,000
                                                                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 0.2%
  Alcatel-Lucent USA, Inc.*...................... Company Guar. Notes   B3    CCC+    6.75    11/15/2020    890,000      924,488
                                                                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
  Level 3 Financing, Inc.*....................... Company Guar. Notes   B3    CCC+    6.13    01/15/2021    365,000      368,650
                                                                                                                    ------------
GAS UTILITIES -- 0.3%
  EP Energy LLC.................................. Senior Notes          B2     B      9.38    05/01/2020  1,258,000    1,451,418
                                                                                                                    ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                                                       RATINGS/(1)/
                                                                       (UNAUDITED)
                                                                       ------------
                                                                                    INTEREST  MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                        TYPE         MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
 Tenet Healthcare Corp.*.......................... Senior Sec. Notes    Ba3     B+    6.00%  10/01/2020 $1,015,000 $ 1,059,406
 Tenet Healthcare Corp............................ Senior Notes          B3    CCC+   8.13   04/01/2022  1,235,000   1,330,713
 WellCare Health Plans, Inc....................... Senior Notes         Ba2     BB    5.75   11/15/2020    950,000     971,375
                                                                                                                   -----------
                                                                                                                     3,361,494
                                                                                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.1%
 Zayo Group LLC................................... Senior Sec. Notes     B1     B     8.13   01/01/2020    340,000     372,300
                                                                                                                   -----------
IT SERVICES -- 0.4%
 First Data Corp.*................................ Senior Sec. Notes     B1     B+    7.38   06/15/2019  1,635,000   1,745,363
                                                                                                                   -----------
MEDIA -- 0.3%
 Gray Television, Inc............................. Company Guar. Notes  Caa1    B+    7.50   10/01/2020  1,435,000   1,524,688
                                                                                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
 Antero Resources Finance Corp.*.................. Company Guar. Notes   B1    BB-    5.38   11/01/2021    580,000     585,800
 Rosetta Resources, Inc........................... Company Guar. Notes   B2    BB-    5.88   06/01/2022  1,475,000   1,463,938
                                                                                                                   -----------
                                                                                                                     2,049,738
                                                                                                                   -----------
PHARMACEUTICALS -- 0.1%
 Salix Pharmaceuticals, Ltd.*..................... Company Guar. Notes   B2     B     6.00   01/15/2021    635,000     650,875
                                                                                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
 Freescale Semiconductor, Inc.*................... Senior Sec. Notes     B1     B     6.00   01/15/2022  1,015,000   1,027,688
                                                                                                                   -----------
SPECIALTY RETAIL -- 0.2%
 Party City Holdings, Inc......................... Company Guar. Notes  Caa1   CCC+   8.88   08/01/2020    540,000     604,800
                                                                                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
 Sprint Corp.*.................................... Company Guar. Notes   B1    BB-    7.13   09/15/2021  1,980,000   2,126,025
 Sprint Corp.*.................................... Company Guar. Notes   B1    BB-    7.25   06/15/2024    735,000     746,025
 T Mobile USA, Inc................................ Company Guar. Notes  Ba3     BB    6.13   04/28/2019  1,000,000   1,062,500
 T Mobile USA, Inc................................ Company Guar. Notes  Ba3     BB    6.46   01/15/2022    415,000     422,263
                                                                                                                   -----------
                                                                                                                     4,356,813
                                                                                                                   -----------
 TOTAL U.S. CORPORATE BONDS & NOTES (cost
   $18,390,284)...................................                                                                  19,320,315
                                                                                                                   -----------
FOREIGN CORPORATE BONDS & NOTES -- 2.5%
CONTAINERS & PACKAGING -- 0.1%
 Ardagh Packaging Finance PLC*.................... Senior Sec. Notes    Ba3     B+    4.88   11/15/2022    590,000     584,100
                                                                                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
 Altice Financing SA*............................. Company Guar. Notes   B1    BB-    6.50   01/15/2022  2,410,000   2,434,100
 Wind Acquisition Finance SA*..................... Senior Sec. Notes    Ba3     BB    6.50   04/30/2020  1,415,000   1,506,975
                                                                                                                   -----------
                                                                                                                     3,941,075
                                                                                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
 Shelf Drilling Holdings, Ltd.*................... Senior Sec. Notes     B1     B+    8.63   11/01/2018    695,000     750,600
                                                                                                                   -----------
MEDIA -- 0.2%
 Unitymedia Hessen GmbH & Co. KG*................. Senior Sec. Notes    Ba3    BB-    5.50   01/15/2023    870,000     843,900
                                                                                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 0.6%
 MEG Energy Corp.*................................ Company Guar. Notes   B1     BB    6.38   01/30/2023    570,000     573,563
 Tullow Oil PLC*.................................. Company Guar. Notes   B1    BB-    6.00   11/01/2020  1,300,000   1,319,500
 Ultra Petroleum Corp.*........................... Senior Notes          B2     BB    5.75   12/15/2018    750,000     770,625
                                                                                                                   -----------
                                                                                                                     2,663,688
                                                                                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
 Intelsat Luxembourg SA*.......................... Company Guar. Notes  Caa2    B-    7.75   06/01/2021  1,365,000   1,463,963
 NII International Telecom SCA*................... Company Guar. Notes   B2     B-    7.88   08/15/2019  1,125,000     849,375
                                                                                                                   -----------
                                                                                                                     2,313,338
                                                                                                                   -----------
 TOTAL FOREIGN CORPORATE BONDS & NOTES (cost
   $11,090,000)...................................                                                                  11,096,701
                                                                                                                   -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                                                   SHARES/
                                                                  PRINCIPAL      VALUE
                     INDUSTRY DESCRIPTION                          AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  BLB Management Services, Inc..................................       5,141  $    129,810
                                                                              ------------
MEDIA -- 0.0%
  Berry Co. LLC+(5)(6)..........................................       1,136        35,432
                                                                              ------------
  TOTAL COMMON STOCK (cost $704,457)............................                   165,242
                                                                              ------------
PREFERRED SECURITIES -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
  Ancora Holdings LLC
   6.00%(6) (cost $0)...........................................          56             0
                                                                              ------------
MEMBERSHIP INTEREST -- 0.0%
MEDIA -- 0.0%
  NextMedia Operating, Inc.+(5)(6)..............................       7,916       115,811
  VSS-AHC Holdings LLC+(5)(6)...................................      12,608             0
                                                                              ------------
  TOTAL MEMBERSHIP INTEREST (cost $1,382,018)...................                   115,811
                                                                              ------------
WARRANTS -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
  Ancora Holdings LLC
   Expires 08/12/2020
   (Strike Price $1.90)+(6).....................................           3             0
                                                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  Bankruptcy Management Solutions, Inc.
   Expires 10/01/2017
   (Strike Price $30.00)+(5)(6).................................         126             0
                                                                              ------------
  TOTAL WARRANTS (cost $0)......................................                         0
                                                                              ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES (cost $433,839,350).....               434,532,892
                                                                              ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.8%
REGISTERED INVESTMENT COMPANIES -- 2.8%
  SSgA Money Market Fund (cost $11,951,508).....................  11,951,508    11,951,508
                                                                              ------------
REPURCHASE AGREEMENTS -- 1.8%
  Bank of America Securities LLC Joint Repurchase Agreement(13). $ 2,005,000     2,005,000
  Barclays Capital, Inc. Joint Repurchase Agreement(13).........   1,470,000     1,470,000
  BNP Paribas SA Joint Repurchase Agreement(13).................   1,470,000     1,470,000
  Deutsche Bank AG Joint Repurchase Agreement(13)...............   1,690,000     1,690,000
  UBS Securities LLC Joint Repurchase Agreement(13).............   1,250,000     1,250,000
                                                                              ------------
  TOTAL REPURCHASE AGREEMENTS (cost $7,885,000).................                 7,885,000
                                                                              ------------
TOTAL INVESTMENTS
  (cost $453,675,858)(14).......................................       103.9%  454,369,400
LIABILITIES IN EXCESS OF OTHER ASSETS...........................        (3.9)  (17,084,380)
                                                                 -----------  ------------
NET ASSETS......................................................       100.0% $437,285,020
                                                                 ===========  ============

--------
BTL Bank Term Loan
CLTLCredit Linked Term Loan
NR  Security is not rated.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $20,331,021, representing 4.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of December 31, 2013.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 66 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At December 31, 2013, the aggregate value of these securities was $151,243, representing 0.0% of net assets.
(6) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7) Company has filed for Chapter 11 bankruptcy protection.
(8) Loan is in default of interest and did not pay principal at maturity.
(9) Loan is in default of interest.
(10)PIK ("Payment-In-Kind") security. Income may be paid in additional loans or cash at the discretion of the issuer.
(11)Security currently paying interest in the form of additional loans.
(12)As of December 31, 2013, the loan has not settled and as a result, the interest rate is estimated based on information available.
(13)See Note 2 for details of the Joint Repurchase Agreement.
(14)See Note 6 for cost of investments on a tax basis.
(15)All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 11.
(16)Subsequent to December 31, 2013, company has filed for Chapter 7 bankruptcy.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013 (see Note 2):

                                    LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                       QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                    ------------------- ----------------- -------------------- ------------
Assets:
Long-Term Investment Securities:
  Loans:
   Commercial Services & Supplies..     $        --       $ 24,407,497          $ 49,180       $ 24,456,677
   Hotels, Restaurants & Leisure...              --         23,073,036                --         23,073,036
   Media...........................              --         32,530,444           190,081         32,720,525
   Other Industries*...............              --        323,584,585                --        323,584,585
  U.S. Corporate Bonds & Notes.....              --         19,320,315                --         19,320,315
  Foreign Corporate Bonds & Notes..              --         11,096,701                --         11,096,701
  Common Stocks:
   Diversified Financial Services..              --            129,810                --            129,810
   Media...........................              --                 --            35,432             35,432
  Preferred Securities.............              --                 --                 0                  0
  Membership Interest..............              --                 --           115,811            115,811
  Warrants.........................              --                 --                 0                  0
Short-Term Investments:
  Registered Investment Companies..      11,951,508                 --                --         11,951,508
Repurchase Agreements..............              --          7,885,000                --          7,885,000
                                        -----------       ------------          --------       ------------
TOTAL..............................     $11,951,508       $442,027,388          $390,504       $454,369,400
                                        ===========       ============          ========       ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management, LLC. (formerly SunAmerica Asset Management Corp.)* (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions
--------
* Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

   about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board"), etc.).

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Fund's net assets as of December 31, 2013 are reported on a schedule following the Portfolio of Investments.

   The investments by the Fund in loan interests ("Loans") are valued in accordance with guidelines established by the Board. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value, and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

   determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   MASTER AGREEMENTS: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


   As of December 31, 2013, the following tables represent financial assets and liabilities (by type) on a gross basis and related collateral pledged for financial instruments subject to master netting arrangements:

ASSETS:
-------
                                                                             NET AMOUNTS
                                     GROSS        GROSS AMOUNTS OFFSET   OF ASSETS PRESENTED
                                  AMOUNTS OF      IN THE STATEMENT OF    IN THE STATEMENT OF
DESCRIPTION:                   RECOGNIZED ASSETS ASSETS AND LIABILITIES ASSETS AND LIABILITIES
------------                   ----------------- ---------------------- ----------------------
Repurchase agreements,
  subject to a master netting
  arrangement or similar
  arrangement.................    $7,885,000              $ --                $7,885,000
                                  ==========              ====                ==========

                                                         GROSS AMOUNTS NOT OFFSET IN THE
                                                         STATEMENT OF ASSETS AND LIABILITIES
-                                     NET AMOUNT         -----------------------------------
                                       OF ASSETS
                                   IN THE STATEMENT       FINANCIAL          COLLATERAL
COUNTERPARTY:                  OF ASSETS AND LIABILITIES INSTRUMENTS@        RECEIVED@       NET AMOUNT#
-------------                  ------------------------- ------------        ----------      -----------
Bank of America Securities LLC        $2,005,000          ($2,005,000)            --              --
Barclays Capital, Inc.........         1,470,000           (1,470,000)            --              --
BNP Paribas SA................         1,470,000           (1,470,000)            --              --
Deutsche Bank AG..............         1,690,000           (1,690,000)            --              --
UBS Securities LLC............         1,250,000           (1,250,000)            --              --
                                      ----------            ------------        ----            ----
                                      $7,885,000         $ (7,885,000)          $ --            $ --
                                      ==========            ============        ====            ====

       -
       @ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the financial asset/liability in the table above.
       # Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.48%   $2,005,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated December 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $135,375,000, a repurchase price of $135,375,008, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   1.38%  09/30/2018   $100,000,000   $99,250,000
U.S. Treasury Notes...........   2.38   02/28/2015      8,363,000     8,640,902
U.S. Treasury Notes...........   2.38   07/31/2017     29,207,000    30,820,687

   As of December 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with Barclay's Capital, Inc.:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.47%   $1,470,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclay's Capital, Inc., dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,056, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   2.00%  11/30/2020   $104,482,000   $102,053,838

   As of December 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.47%   $1,470,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,028, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   1.75%  01/31/2014   $101,240,700   $102,124,531

   As of December 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.47%   $1,690,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $115,000,000, a repurchase price of $115,000,064, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   0.25%  04/15/2016   $117,882,000   $117,327,955

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


   As of December 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.47%   $1,250,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   UBS Securities LLC, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $84,955,000, a repurchase price of $84,955,047, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   2.13%  12/31/2015   $84,075,000    $86,969,702

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $809,619 for the year ended December 31, 2013, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $1,174,070 for the year ended December 31, 2013, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012 or expected to be taken in the Fund's 2013 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


   NEW ACCOUNTING PRONOUNCEMENTS: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and No. 2013-01.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in two different classes. Transactions in shares of each class were as follows:

                                      FOR THE                   FOR THE
                                    YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31, 2013         DECEMBER 31, 2012
                             ------------------------  -------------------------
                               SHARES       AMOUNT        SHARES       AMOUNT
CLASS A                      ----------  ------------  -----------  ------------
Shares sold................. 14,522,838  $120,864,898    8,881,584  $ 72,332,575
Reinvested distributions....    607,488     5,054,754      532,619     4,345,084
Shares redeemed............. (9,407,392)  (78,252,775) (11,940,299)  (97,056,449)
                             ----------  ------------  -----------  ------------
   Net increase (decrease)..  5,722,934  $ 47,666,877   (2,526,096) $(20,378,790)
                             ==========  ============  ===========  ============

                                      FOR THE                   FOR THE
                                    YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31, 2013         DECEMBER 31, 2012
                             ------------------------  -------------------------
                               SHARES       AMOUNT        SHARES       AMOUNT
CLASS C                      ----------  ------------  -----------  ------------
Shares sold.................  9,683,350   $80,521,886    3,562,608  $ 29,037,559
Reinvested distributions....    633,446     5,267,346      606,703     4,944,604
Shares redeemed............. (5,217,008)  (43,370,910)  (5,225,785)  (42,518,628)
                             ----------  ------------  -----------  ------------
   Net increase (decrease)..  5,099,788  $ 42,418,322   (1,056,474) $ (8,536,465)
                             ==========  ============  ===========  ============

Note 4. Purchases and Sales of Securities

   During the year ended December 31, 2013, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $418,639,878 and $322,955,441, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company, LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the year ended December 31, 2013, the Fund incurred administration fees in the amount of $775,753.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the year ended December 31, 2013, SACS received fees (see Statement of Operations) based upon the aforementioned rates. For the year ended December 31, 2013 SACS received sales charges on Class A shares of $439,799, of which $151,716 was reallowed to affiliated broker-dealers and $215,304 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the year ended December 31, 2013, SACS received early withdrawal charges of $46,251.

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the year ended December 31, 2013, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      PAYABLE AT
                                          EXPENSE  DECEMBER 31, 2013
                                          -------- -----------------
           Class A....................... $370,497      $35,822
           Class C.......................  482,722       44,984

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fees and expenses. The expense reimbursements and fee waivers will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2013, SunAmerica waived fees and reimbursed expenses as follows: Class A $567,050 and Class C $953,790.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, wash sales, and treatment of defaulted securities.

         DISTRIBUTABLE EARNINGS                           TAX DISTRIBUTIONS
-----------------------------------------    ---------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31, 2013       FOR THE YEAR ENDED DECEMBER 31, 2013   FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------    -------------------------------------  -------------------------------------
          LONG-TERM GAINS/    UNREALIZED                          LONG-TERM                              LONG-TERM
ORDINARY  CAPITAL AND OTHER  APPRECIATION/    ORDINARY            CAPITAL            ORDINARY            CAPITAL
INCOME         LOSSES        (DEPRECIATION)    INCOME              GAINS              INCOME              GAINS
--------  -----------------  --------------      ------------     ---------             ------------     ---------
  $--      $(56,717,145)       $693,353      $14,790,675            $--             $14,866,282            $--

   CAPITAL LOSS CARRYFORWARDS+. At December 31, 2013 capital loss carryforward available to offset future recognized gains were $43,306,204 with $16,003,027 expiring in 2016, and $27,303,177 expiring in 2017.
   Additionally, the fund generated unlimited short-term capital losses of $827,079 and unlimited long-term losses of $12,583,862.
--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   During the year ended December 31, 2013, the Senior Floating Rate Fund utilized $1,740,565 of capital loss carryforwards to offset current year capital gains.

   For the year ended December 31, 2013, reclassifications were made to increase accumulated net realized gain/(loss) by $11,693 decrease accumulated net investment income (loss) by $(926) with an offsetting adjustment to paid-in capital of $(10,767). The reclassifications arising from book/tax differences were due primarily to investments in partnerships.

   Unrealized appreciation and depreciation in the value of investments at December 31, 2013 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $453,676,047
                                                                ============
   Gross unrealized appreciation............................... $  6,892,070
   Gross unrealized depreciation...............................   (6,198,717)
                                                                ------------
   Net unrealized appreciation................................. $    693,353
                                                                ============

Note 7. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended December 31, 2013, the Fund had borrowings outstanding for 8 days under the line of credit and incurred $449 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $1,456,555 at a weighted average interest rate of 1.38%. At December 31, 2013, there were no borrowings outstanding.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2013, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At December 31, 2013, the Fund had the following unfunded loan commitment which could be extended at the option of the Borrower:

                                                 MATURITY  PRINCIPAL
    BORROWER                           TYPE        DATE     AMOUNT    VALUE
    --------                       ------------ ---------- --------- -------
    Power Buyer LLC............... Delayed Draw 05/06/2020  $71,565  $70,939

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Senior Floating Rate Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") at December 31, 2013, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and selling or agent banks, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2014

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2013

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY       OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)     DURING PAST 5 YEARS       DIRECTOR(1)       HELD BY DIRECTOR(2)
-------------------- -----------  -------------- ----------------------------- ------------ ------------------------------
DISINTERESTED
DIRECTORS

Dr. Judith L. Craven  Director       2000-       Retired.                           76      Director, Sysco Corp. (1996
Age: 68                              present                                                to present); Director, Luby's
                                                                                            Inc. (1998 to present).

William F. Devin      Director       1998-       Retired.                           76      Director, Boston Options
Age: 75                              present                                                Exchange (2001 to 2010).

Richard W. Grant      Director       2011 to     Retired. Prior to that,            27      None
Age: 68                              Present     attorney and Partner at
                                                 Morgan Lewis & Brockius
                                                 LLP (1989 to 2011).

Stephen J. Gutman     Director       2001-       Senior Vice President and          27      None
Age: 70                              present     Associate Broker, The
                                                 Corcoran Group (real estate)
                                                 (2002 to present); Managing
                                                 Member, Beau Brummel
                                                 Soho, LLC (licensing of
                                                 menswear specialty
                                                 retailing) (1995 to 2009);
                                                 President, SJG Marketing,
                                                 Inc. (2009 to present).

William J. Shea       Director       2004-       Executive Chairman, Caliber        27      Chairman of the Board,
Age: 66                              present     ID, Inc. (medical devices)                 Royal and SunAlliance Co.
                                                 (2007 to present); Managing                U.S.A., Inc. (2004 to 2006);
                                                 Partner, DLB Capital, LLC                  Director, Boston Private
                                                 (private equity) (2006 to                  Financial Holdings (2004 to
                                                 2007).                                     present); Chairman,
                                                                                            Demoulas Supermarkets
                                                                                            (1999 to present).
INTERESTED DIRECTOR

Peter A. Harbeck(3)   Director       2001-       President, CEO and                 76      None
Age: 60                              present     Director, SunAmerica (1995
                                                 to present); Director,
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (1993 to present); Chairman,
                                                 Advisor Group, Inc. (2004 to
                                                 present).

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2013 -- (CONTINUED)


                                                                               NUMBER OF
                                     TERM OF                                    FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATIONS     OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)    DURING PAST 5 YEARS       DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------  ------------ -------------- ---------------------------- ------------ -------------------
OFFICERS

John T. Genoy        President       2007-       Chief Financial Officer,         N/A             N/A
Age: 45                              present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Donna M. Handel      Treasurer       2002-       Senior Vice President,           N/A             N/A
Age: 47                              present     SunAmerica (2004 to
                                                 present).

Gregory N. Bressler  Secretary       2005-       Senior Vice President and        N/A             N/A
Age: 47                              Present     General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

James Nichols        Vice            2006-       Director, President and          N/A             N/A
Age: 47              President       Present     CEO, SACS (2006 to
                                                 present); Senior Vice
                                                 President, SACS (2002 to
                                                 2006); Senior Vice
                                                 President, SunAmerica
                                                 (2002 to present)

Katherine Stoner     Vice            2011 to     Vice President, SunAmerica       N/A             N/A
Age: 57              President       Present     (2011 to present); Vice
                     and Chief                   President, The Variable
                     Compliance                  Annuity Life Insurance
                     Officer                     Company ("VALIC"),
                                                 Western National Life
                                                 Insurance Company ("WNL")
                                                 and American General
                                                 Distributors, Inc. (2006 to
                                                 present); Deputy General
                                                 Counsel and Secretary,
                                                 VALIC and WNL (2007 to
                                                 May 2011); Vice President,
                                                 VALIC Financial Advisors,
                                                 Inc. (2010 to 2011) and
                                                 VALIC Retirement Services
                                                 Company (2010 to present).

Kathleen D. Fuentes  Chief Legal     2013-       Vice President and Deputy        N/A             N/A
Age: 44              Officer and     Present     General Counsel (2006-
                     Assistant                   Present)
                     Secretary

Gregory R. Kingston  Vice            2002-       Vice President, SunAmerica       N/A             N/A
Age: 48              President       present     (2001 to present)
                     and
                     Assistant
                     Treasurer

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2013 -- (CONTINUED)

                                                                                  NUMBER OF
                                          TERM OF                                  FUNDS IN
       NAME,                             OFFICE AND                              FUND COMPLEX
    ADDRESS AND      POSITION(S) HELD    LENGTH OF      PRINCIPAL OCCUPATIONS    OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           WITH THE FUND    TIME SERVED(4)   DURING PAST 5 YEARS      DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------- ----------------  -------------- -------------------------- ------------ -------------------

Nori L. Gabert         Vice               2002-       Vice President and Deputy      N/A             N/A
Age: 60                President          present     General Counsel,
                       and                            SunAmerica (2005 to
                       Assistant                      present).
                       Secretary

Thomas D. Peeney       Assistant          2013 to     Vice President, Assistant      N/A             N/A
Age: 40                Secretary          present     General Counsel
                                                      SunAmerica (2013 to
                                                      Present); Attorney, Paul
                                                      Hastings LLP (2006-2013)

Diedre L. Shepherd     Assistant          2008 to     Assistant Vice President,      N/A             N/A
Age: 38                Treasurer          Present     SunAmerica (2008 to
                                                      present)

Matthew J. Hackethal   Anti-Money         2006-       Chief Compliance Officer,      N/A             N/A
Age: 42                Laundering         present     SunAmerica (2006 to
                       Compliance                     present); Vice President,
                       Officer                        Credit Suisse Asset
                                                      Management LLC (2005 to
                                                      2006).






--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (4 portfolios), Anchor Series Trust (8 portfolios), the Fund, (1 fund), SunAmerica Series Trust (40 portfolios), SunAmerica Specialty Series (7 funds), VALIC Company I (34 funds), VALIC Company II (15 funds) and Seasons Series Trust (21 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Directors' retirement plan as discussed in Note 7 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2013. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to shareholders in early 2014.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED)

As required by the Securities and Exchange Commission, the following graph compares the performance of a $10,000 investment in the Fund to a similar investment in the index. Please note that the term "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class C shares of the Fund. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

The Senior Floating Rate Fund (Class C) returned 4.89% for the annual period ended December 31, 2013, modestly underperforming its benchmark, the S&P/LSTA Leveraged Loan Index ("LLI")*, which returned 5.29% during the same period.

Detracting from the Fund's relative performance was its slightly lesser positioning in loans rated CCC compared to the LLI, as prices for lower rated, riskier assets rose more than prices for higher rated loans during the annual period overall. From an industry allocation perspective, underweighted allocations to the wireline and media non-cable industries, which outpaced the LLI during the annual period, and an overweight position in the entertainment industry, which lagged the LLI during the annual period, detracted most from the Fund's relative results. Among individual loans, significant detractors from the Fund's absolute returns included those of submarine sandwich shop chain Quiznos, business event and publications provider Advanstar Communications, mobile communications provider NII Holdings, oil and gas exploration and production company Denbury Resources and sports team owner and operator Hicks Sports Group.

On the positive side, contributing to the Fund's relative performance, albeit modestly, was its underweight position in higher quality loans, which as indicated, lagged the performance of lower rated loans during the annual period. Overweighted allocations to the energy and technology industries boosted the Fund's relative results, as these market segments outperformed the LLI during the annual period. Among the individual loans that contributed most positively to the Fund's absolute returns were those of electronic payments processor First Data, semiconductor device manufacturer Freescale Semiconductor, casino resorts operator and gaming company Caesars Entertainment, communications products and services provider for deaf and hard-of-hearing individuals Sorenson Communications and workforce management software and services company Kron Ad Beograd.


--------
Past performance is no guarantee of future results.

*The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

Over the past ten years, $10,000 invested in Senior Floating Rate Fund Class C shares would have increased to $14,293. The same amount invested in securities mirroring the performance of the S&P/LSTA Leveraged Loan Index++ would be valued at $16,704, while the Barclays U.S. Aggregate Bond Index** would be valued at $15,599.

                                     [CHART]

               Senior Floating     S&P/LSTA Leveraged     Barclays US Aggregate
                 Rate Class C          Loan Index++            Bond Index**
               ---------------    -------------------    ----------------------
12/31/2002        $10,000              $10,000.00               $10,000.00
 1/31/2003         10,113               10,086.20                10,080.47
 2/28/2003         10,127               10,117.87                10,189.54
 3/31/2003         10,148               10,154.40                10,265.92
 4/30/2003         10,215               10,204.15                 9,998.78
 5/31/2003         10,219               10,215.68                 9,958.76
 6/30/2003         10,254               10,279.12                10,015.03
 7/31/2003         10,278               10,312.74                10,114.31
 8/31/2003         10,270               10,330.89                10,307.26
 9/30/2003         10,295               10,373.76                10,335.21
10/31/2003         10,335               10,426.15                10,421.87
11/30/2003         10,376               10,472.86                10,338.74
12/31/2003         10,408               10,516.42                10,433.89
 1/31/2004         10,451               10,558.91                10,499.36
 2/29/2004         10,503               10,615.61                10,437.44
 3/31/2004         10,538               10,659.77                10,383.78
 4/30/2004         10,518               10,652.20                10,524.30
 5/31/2004         10,509               10,658.38                10,638.16
 6/30/2004         10,569               10,727.45                10,696.17
 7/31/2004         10,640               10,808.87                10,598.88
 8/31/2004         10,704               10,873.51                10,734.75
 9/30/2004         10,733               10,917.76                10,624.08
10/31/2004         10,756               10,951.17                10,540.04
11/30/2004         10,801               10,992.35                10,586.68
12/31/2004         10,850               11,050.39                10,687.27
 1/31/2005         10,924               11,126.85                10,687.92
 2/28/2005         10,994               11,197.29                10,723.37
 3/31/2005         11,072               11,265.03                10,618.16
 4/30/2005         11,128               11,320.00                10,598.94
 5/31/2005         11,140               11,348.42                10,587.59
 6/30/2005         11,174               11,380.31                10,610.06
 7/31/2005         11,226               11,444.83                10,753.49
 8/31/2005         11,301               11,515.33                10,918.14
 9/30/2005         11,361               11,577.17                11,014.04
10/31/2005         11,447               11,653.93                11,086.91
11/30/2005         11,484               11,715.69                11,215.56
12/31/2005         11,560               11,798.87                11,150.44
 1/31/2006         11,657               11,901.89                11,145.84
 2/28/2006         11,736               11,983.71                11,317.72
 3/31/2006         11,772               12,031.60                11,318.08
 4/30/2006         11,844               12,103.08                11,379.12
 5/31/2006         11,903               12,176.76                11,292.83
 6/30/2006         11,924               12,203.91                11,259.45
 7/31/2006         11,541               11,795.36                11,353.38
 8/31/2006         11,554               11,822.79                11,492.54
 9/30/2006         11,731               12,053.80                11,579.69
10/31/2006         11,807               12,168.87                11,683.73
11/30/2006         11,610               11,999.97                11,893.82
12/31/2006         11,609               12,037.47                11,927.25
 1/31/2007         11,189               11,648.66                12,127.65
 2/28/2007         10,893               11,356.49                12,144.43
 3/31/2007         10,834               11,346.27                12,185.86
 4/30/2007         11,196               11,766.60                12,160.41
 5/31/2007         11,337               11,877.23                12,071.23
 6/30/2007         11,379               11,906.90                12,061.55
 7/31/2007         11,209               11,815.87                12,051.69
 8/31/2007         11,185               11,800.44                12,166.03
 9/30/2007         10,458               11,074.71                12,002.64
10/31/2007         8,749                9,610.95                 11,719.33
11/30/2007         7,727                8,793.53                 12,100.78
12/31/2007         7,148                8,534.53                 12,552.28
 1/31/2008         7,569                9,166.27                 12,441.50
 2/29/2008         7,508                9,237.71                 12,394.52
 3/31/2008         7,490                9,370.96                 12,566.83
 4/30/2008         8,409                10,185.83                12,626.97
 5/31/2008         9,100                10,807.26                12,718.53
 6/30/2008         9,691                11,281.00                12,790.82
 7/31/2008         10,188               11,815.37                12,997.18
 8/31/2008         10,485               12,082.93                13,131.75
 9/30/2008         10,892               12,469.38                13,269.72
10/31/2008         11,092               12,538.42                13,335.26
11/30/2008         11,150               12,570.68                13,507.88
12/31/2008         11,455               12,940.22                13,296.68
 1/31/2009         11,773               13,204.34                13,499.83
 2/28/2009         11,780               13,242.26                13,550.23
 3/31/2009         12,053               13,540.45                13,533.61
 4/30/2009         12,235               13,739.49                13,674.50
 5/31/2009         11,974               13,430.04                13,789.51
 6/30/2009         11,891               13,367.33                14,005.76
 7/31/2009         12,050               13,572.86                14,155.26
 8/31/2009         12,105               13,618.85                14,337.37
 9/30/2009         12,254               13,810.13                14,352.66
10/31/2009         12,421               14,026.38                14,403.73
11/30/2009         12,465               14,076.05                14,320.94
12/31/2009         12,602               14,250.81                14,166.52
 1/31/2010         12,793               14,531.63                14,182.96
 2/28/2010         12,890               14,598.91                14,218.45
 3/31/2010         12,887               14,596.88                14,226.31
 4/30/2010         12,944               14,689.91                14,406.93
 5/31/2010         12,940               14,676.66                14,594.97
 6/30/2010         12,890               14,622.35                14,552.22
 7/31/2010         12,899               14,643.79                14,783.15
 8/31/2010         12,271               13,998.76                14,999.15
 9/30/2010         12,314               14,058.75                15,108.22
10/31/2010         12,613               14,465.21                15,124.48
11/30/2010         12,562               14,394.14                15,111.33
12/31/2010         12,610               14,467.51                15,277.42
 1/31/2011         12,829               14,783.34                15,411.50
 2/28/2011         12,917               14,897.35                15,407.98
 3/31/2011         13,012               15,011.77                15,323.56
 4/30/2011         13,089               15,122.62                15,493.48
 5/31/2011         13,009               15,020.46                15,633.65
 6/30/2011         13,086               15,124.16                15,639.79
 7/31/2011         13,211               15,299.23                15,855.52
 8/31/2011         13,340               15,471.18                15,865.91
 9/30/2011         13,483               15,642.68                15,887.68
10/31/2011         13,499               15,692.15                15,918.93
11/30/2011         13,544               15,740.88                15,944.05
12/31/2011         13,643               15,864.65                15,921.34
 1/31/2012         13,804               16,033.44                15,809.99
 2/29/2012         13,814               16,067.05                15,889.28
 3/31/2012         13,908               16,199.46                15,901.95
 4/30/2012         14,033               16,296.12                16,062.90
 5/31/2012         14,026               16,326.94                15,776.18
 6/30/2012         13,935               16,230.51                15,532.18
 7/31/2012         14,064               16,390.73                15,553.41
 8/31/2012         14,057               16,384.58                15,473.87
 9/30/2012         14,066               16,424.56                15,620.36
10/31/2012         14,178               16,544.18                15,746.64
11/30/2012         14,237               16,626.00                15,687.74
12/31/2012         14,293               16,703.59                15,599.09



                       Class A            Class C
    Senior        -------------------------------------
    Floating      Average            Average
     Rate         Annual  Cumulative Annual  Cumulative
     Fund#        Return   Return+   Return   Return+
-                 -------------------------------------
1 Year Return      1.16%     5.08%    3.89%     4.89%
-------------------------------------------------------
5 Year Return     14.31%   102.79%   14.87%    99.96%
-------------------------------------------------------
10 Year Return       N/A       N/A    3.64%    42.93%
-------------------------------------------------------
Since Inception*   2.98%    28.60%    4.00%    82.55%
-------------------------------------------------------

                     # For the purposes of the table, it has been assumed that the maximum sales charge of 3.75% with respect to Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.
                     + Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
                     *  Inception date: Class A: 10/04/2006; Class C:
                        08/31/1998.
                     ++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the
                        market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.
                     ** The Barclays U.S. Aggregate Bond Index represents
                        securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

                     Indices are not managed and an investor cannot invest directly into an index.

                     The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company. Information in the graph and table reflects performance of the Fund as a closed-end investment company through October 3, 2006, and the Fund may have performed differently if it were an open-end investment company prior to that date.

                     For the 12 month period ended December 31, 2013, the SunAmerica Senior Floating Rate Class C returned 3.89% compared to 5.29% for the S&P/LSTA Leveraged Loan Index and (2.02)% for the Barclays U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 3.75%; Contingent Deferred Sales Charge (CDSC): Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
OFFICERS                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at
 James Nichols, Vice       Fund's portfolio, which    http://www.sec.gov. You
   President               is available in the        can also review and
 Katherine Stoner, Chief   Fund's Statement of        obtain copies of the
   Compliance Officer      Additional Information     Forms N-Q at the U.S.
 Gregory N. Bressler,      may be ob-tained without   Securities and Exchange
   Secretary               charge upon request, by    Commission's Public
 Gregory R. Kingston,      calling (800) 858-8850.    Refer-ence Room in
   Vice President and      This in-formation is also  Washington, DC
   Assistant Treasurer     available from the EDGAR   (information on the
 Nori L. Gabert, Vice      database on the U.S.       operation of the Public
   President and           Secu-rities and Exchange   Reference Room may be
   Assistant Secretary     Commission's website at    ob-tained by calling
 Thomas D. Peeney,         http://www.sec.gov.        1-800-SEC-0330).
   Assistant Secretary
 Kathleen Fuentes, Chief   DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
   Legal Officer and       DOCUMENTS                  FUND PORTFOLIO SECURITIES
   Assistant Secretary     The Fund has adopted a     Information regarding how
 Diedre L. Shepherd,       policy that allows it to   the Fund voted proxies
   Assistant Treasurer     send only one copy of the  relating to securities
 Matthew J. Hackethal,     Fund's prospectus, proxy   held in the Fund's
   Anti-Money Laundering   material, annual report    portfolio during the most
   Compliance Officer      and semi-annual report     recent twelve month
                           (the "shareholder          period ended June 30 is
INVESTMENT ADVISER         documents") to             available, once filed
 SunAmerica Asset          shareholders with          with the U.S. Securities
   Management, LLC.        multiple accounts          and Exchange Commis-sion,
 Harborside Financial      residing at the same       without charge, upon
   Center                  "household." This          request, by calling
 3200 Plaza 5              practice is called         (800) 858-8850 or on the
 Jersey City, NJ           householding and reduces   U.S. Securities and
   07311-4992              Fund expenses, which       Exchange Commission's
                           benefits you and other     website at
DISTRIBUTOR                shareholders. Unless the   http://www.sec.gov.
 SunAmerica Capital        Fund receives
   Services, Inc.          instructions to the        This report is submitted
 Harborside Financial      con-trary, you will only   solely for the general
   Center                  receive one copy of the    information of
 3200 Plaza 5              shareholder documents.     shareholders of the Fund.
 Jersey City, NJ           The Fund will continue to  Distribution of this
   07311-4992              household the              report to persons other
                           share-holder documents     than shareholders of the
SHAREHOLDER SERVICING      indefinitely, until we     Fund is authorized only
AGENT                      are instructed otherwise.  in connection with a
 SunAmerica Fund           If you do not wish to      currently effective
   Services, Inc.          participate in             prospectus, setting forth
 Harborside Financial      householding, please       details of the Fund,
   Center                  contact Shareholder        which must precede or
 3200 Plaza 5              Services at (800)          accompany this report.
 Jersey City, NJ           858-8850 ext. 6010 or
   07311-4992              send a written request
                           with your name, the name
TRANSFER AGENT             of your fund(s) and your
 State Street Bank and     account number(s) to
   Trust Company           SunAmerica Mutual Funds
 P.O. Box 219373           c/o BFDS, P.O. Box
 Kansas City, MO 64141     219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

SFANN - 12/13

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Sun America
Mutual Funds

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Item 2. Code of Ethics

     The SunAmerica Senior Floating Rate Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2013, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

     The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR.
     Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                               2012      2013
                              -------   -------
     (a) Audit Fees           $90,569   $93,285
     (b) Audit-Related Fees   $     0   $     0
     (c) Tax Fees             $13,122   $12,722
     (d) All Other Fees       $     0   $     0

     Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                              2012   2013
                              ----   ----
     (b) Audit-Related Fees   $ 0    $ 0
     (c) Tax Fees             $ 0    $ 0
     (d) All Other Fees       $ 0    $ 0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2012 and 2013 were $66,712 and $58,704, respectively.

     (h)  Not applicable.


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Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 10, 2014


By: /s/ Donna M. Handel
    ------------------------------------
    Donna M. Handel
    Treasurer

Date: March 10, 2014